Share Capital- Share-based Compensation (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation		$ 7,848	$ 9,064
Share-based compensation in contributed surplus		7,295	7,811
Reclassified as cash-based equity awards		(9,389)
Equity Reserves, Contributed Surplus
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation in contributed surplus		7,295	7,811
Reclassified as cash-based equity awards		(9,389)	0
Stock options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation		2,925	3,864
Performance share unit plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation	$ (1,200)	4,124	3,900
Deferred share unit plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation		734	1,300
Restricted share unit plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation		$ 65	$ 0